Income Taxes - Schedule of Tax Rate Reconciliation (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Statutory U.S. federal income tax rate	21.00%	21.00%	21.00%
State and local income tax rate, net of federal tax benefit	3.40%	3.00%	2.30%
Tax effect of foreign operations	(2.70%)	(2.40%)	(2.30%)
Foreign-derived intangible income	(4.00%)	(0.50%)	(0.10%)
Unrecognized tax benefits	3.40%	0.90%	(0.40%)
Impairment of assets, including goodwill	8.20%	4.90%	0.00%
RCA contingent consideration adjustments	1.30%	0.00%	0.00%
Change in valuation allowance	0.20%	(4.20%)	0.10%
Other, net	(0.20%)	1.50%	(0.80%)
Effective income tax rate	30.60%	24.20%	19.80%